Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Equity
Beginning	R$ 35,208	R$ 36,797
Beginning (in shares)	3,086,748	3,254,556
Acquisitions		R$ 610
Acquisitions (in shares)		50,300
Cancellations
Transfer to Board of Executive Officers - 2nd and 3rd Grant of Shares		R$ (2,199)
Transfer to Board of Executive Officers - 2nd and 3rd Grant of Shares (in shares)		(218,108)
Ending	R$ 35,208	R$ 35,208	R$ 36,797
Ending (in shares)	3,086,748	3,086,748	3,254,556